J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
December 3, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Mortgage-Backed Securities ETF,
JPMorgan Fundamental Data Science Large Value ETF and
JPMorgan International Hedged Equity Laddered Overlay ETF (the “Funds”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 462 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 464 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering the Funds as new series of the Trust. If approved by the Board of Trustees of the Trust, the Funds will acquire the assets and liabilities of certain J.P. Morgan mutual funds that are managed in a substantially similar manner as the Funds will be managed. The J.P. Morgan mutual funds that are being proposed for acquisition by the Funds are as follows:

Fund	J.P. Morgan Mutual Fund
JPMorgan Mortgage-Backed Securities ETF	JPMorgan Mortgage-Backed Securities Fund, a series of JPMorgan Trust II
JPMorgan Fundamental Data Science Large Value ETF	JPMorgan U.S. Applied Data Science Value Fund, a series of JPMorgan Trust I
JPMorgan International Hedged Equity Laddered Overlay ETF	JPMorgan International Hedged Equity Fund, a series of JPMorgan Trust IV

The Funds will seek as follows:
JPMorgan Mortgage-Backed Securities ETF	to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
JPMorgan Fundamental Data Science Large Value ETF	to provide long-term capital appreciation.
JPMorgan International Hedged Equity Laddered Overlay ETF	to provide capital appreciation.
Please contact the undersigned at (212) 270-8230 or zach.vonnegut-gabovitch@jpmorgan.com; or Elizabeth A. Davin at (614) 213-4020 or Elizabeth.a.davin@jpmorgan.com; or Kiesha Astwood-Smith at (212) 623-8476 or kiesha.astwood-smith@jpmchase.com if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary